Principal Accounting Policies - Principles of Consolidation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Significant Accounting Policies [Line Items]
Accumulated deficit	¥ (8,127,552)		¥ (8,028,261)		$ (1,144,742)
The Affiliated Entities [Member]
Significant Accounting Policies [Line Items]
Accumulated deficit	4,743,000
Consolidated affiliated entities | Cooperation Agreement [Member] | Others
Significant Accounting Policies [Line Items]
Revenues	¥ 41,290		¥ 6,178	¥ 16,308
Nanjing Tuniu [Member] | Purchase Option Agreement [Member] | Beijing Tuniu [Member]
Significant Accounting Policies [Line Items]
Value of equity interest | $		$ 2,430
Nanjing Tuniu [Member] | Cooperation Agreement [Member] | Beijing Tuniu [Member]
Significant Accounting Policies [Line Items]
Number of consecutive years of not able to provide technology consulting and services as the agreement	3 years	3 years
Nanjing Tuniu [Member] | Anqiang Chen [Member]
Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	19.11%				19.11%
Nanjing Tuniu [Member] | Dunde Yu
Significant Accounting Policies [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	80.89%				80.89%